Fair Value Measurements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair value measurements
Derivative liabilities	$ 1,281,000
Predecessor
Fair value measurements
Derivative liabilities		8,348,000
Recurring basis | Fair Value
Fair value measurements
Derivative liabilities	1,281,000
Total	1,281,000
Recurring basis | Fair Value | Predecessor
Fair value measurements
Derivative liabilities		8,348,000
Total		8,348,000
Recurring basis | Level 2
Fair value measurements
Derivative liabilities	1,281,000
Total	1,281,000
Recurring basis | Level 2 | Predecessor
Fair value measurements
Derivative liabilities		8,348,000
Total		8,348,000
Derivative liabilities, CVA and MVA adjustments		$ 10,000